Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Nov. 30, 2019
Entity Registrant Name	dei_EntityRegistrantName	Investment Managers Series Trust
Entity Central Index Key	dei_EntityCentralIndexKey	0001318342
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Sep. 30, 2020
Document Effective Date	dei_DocumentEffectiveDate	Sep. 30, 2020
Prospectus Date	rr_ProspectusDate	Apr. 01, 2020
Riverbridge Eco Leaders Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	March 31, 2030
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	The expense information in the table has been restated to reflect the current management fees, effective October 1, 2020.
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

Riverbridge Eco Leaders® Fund

Investor Class (Ticker Symbol: ECOLX)

Institutional Class (Ticker Symbol: RIVEX)

A series of Investment Managers Series Trust (the “Trust”)

Supplement dated September 30, 2020, to the

Prospectus dated April 1, 2020.

Effective October 1, 2020 (the “Effective Date”), Riverbridge Partners, LLC (the “Advisor”) has agreed to lower its management fee for the Riverbridge Eco Leaders® Fund (the “Fund”) from 0.90% to 0.75% of the Fund’s average daily net assets. Accordingly, as of the Effective Date, the following revisions are made to the Prospectus:

The “Fees and Expenses of the Fund” section with respect to the Fund beginning on page 7 of the Prospectus is replaced with the following:

Riverbridge Eco Leaders Fund | Investor Class
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	ECOLX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(1.00%)
Shareholder Fee, Other	rr_ShareholderFeeOther	$ 15
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.75%	[1]
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%	[1]
Component1 Other Expenses	rr_Component1OtherExpensesOverAssets	0.09%	[1]
Component2 Other Expenses	rr_Component2OtherExpensesOverAssets	3.49%	[1]
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	3.58%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[1]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	4.59%	[1],[2]
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(3.37%)	[1],[3]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.22%	[1],[2],[3]
Riverbridge Eco Leaders Fund | Institutional Class
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	RIVEX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(1.00%)
Shareholder Fee, Other	rr_ShareholderFeeOther	$ 15
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.75%	[1]
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[1]
Component1 Other Expenses	rr_Component1OtherExpensesOverAssets	0.09%	[1]
Component2 Other Expenses	rr_Component2OtherExpensesOverAssets	3.49%	[1]
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	3.58%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[1]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	4.34%	[1],[2]
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(3.37%)	[1],[3]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.97%	[1],[2],[3]
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The “Total annual fund operating expenses” and “Total annual fund operating expenses after waiving fees and/or reimbursing expenses” do not correlate to the ratio of expenses to average net assets appearing in the financial highlights table, which reflects only the operating expenses of the Eco Leaders® Fund and does not include acquired fund fees and expenses.

[1]	The expense information in the table has been restated to reflect the current management fees, effective October 1, 2020.
[2]	The “Total annual fund operating expenses” and “Total annual fund operating expenses after waiving fees and/or reimbursing expenses” do not correlate to the ratio of expenses to average net assets appearing in the financial highlights table, which reflects only the operating expenses of the Eco Leaders® Fund and does not include acquired fund fees and expenses.
[3]	The Eco Leaders® Fund’s advisor has contractually agreed to waive its fees and/or pay for operating expenses of the Fund to ensure that total annual fund operating expenses (excluding any taxes, leverage interest, brokerage commissions, dividend and interest expenses on short sales, acquired fund fees and expenses (as determined in accordance with SEC Form N-1A), expenses incurred in connection with any merger or reorganization, and extraordinary expenses such as litigation expenses) do not exceed 1.21% and 0.96% of the average daily net assets of the Eco Leaders® Fund’s Investor Class and Institutional Class shares, respectively. This agreement is in effect until March 31, 2030, and it may be terminated before that date only by the Trust’s Board of Trustees. The Eco Leaders® Fund’s advisor is permitted to seek reimbursement from the Eco Leaders® Fund, subject to certain limitations, of fees waived or payments made to the Eco Leaders® Fund for a period ending three full fiscal years after the date of the waiver or payment. This reimbursement may be requested from the Eco Leaders® Fund if the reimbursement will not cause the Eco Leaders® Fund’s annual expense ratio to exceed the lesser of (a) the expense limitation in effect at the time such fees were waived or payments made, or (b) the expense limitation in effect at the time of the reimbursement.